Software income	12 Months Ended
Jun. 30, 2023
Software Income [Abstract]
Software income

Note 5. Software income

	Consolidated
	30 June 2023	30 June 2022
	$	$

Software development kits - per user	35,495	13,721
Software development kits - per scan	2,353	803
Software subscriptions	504,708	-
	542,556	14,524

Revenue from a contract to provide software services is recognised over time as the services are performed. Software services are invoiced either annually, quarterly or monthly in advance of service, and is initially recognised as deferred revenue and then shown as revenue over the service period.